Investments in associates and joint ventures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of associates [line items]
Assets	$ 57,100	$ 55,802	$ 51,547
Liabilities	(36,411)	(35,177)	(32,631)
BCE’s share of net assets	798	814	852
Revenues	23,468	22,757
Net earnings (losses)	2,973	3,050
Joint ventures | Associates
Disclosure of associates [line items]
Assets	3,819	3,796	3,856
Liabilities	(2,253)	(2,155)	(2,119)
Total net assets	1,566	1,641	$ 1,737
Revenues	2,128	1,863
Expenses	(2,191)	(1,924)
Net earnings (losses)	(63)	(61)
BCE’s share of net losses	$ (35)	$ (31)